UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2025

Short-Term Bond Fund

Investor Class (PRWBX)

This semi-annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - Investor Class	$24	0.48%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,746,623
Number of Portfolio Holdings	954

Portfolio Turnover Rate	49.2%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	39.6%
Asset-Backed Securities	19.3
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	18.0
Non-U.S. Government Mortgage-Backed Securities	8.6
U.S. Government & Agency Mortgage-Backed Securities	8.1
Commercial Paper	3.0
Foreign Government Obligations & Municipalities	2.4
Securities Lending Collateral	0.7
Short-Term and Other	0.3

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	17.5%
Federal National Mortgage Assn.	3.9
Federal Home Loan Mortgage	2.5
Government National Mortgage Assn.	1.5
Fortress Credit BSL	1.4
Banco Santander	1.3
KKR	1.2
Crown Castle	1.0
HCA	0.9
CVS Health	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F55-053 1/26

Short-Term Bond Fund

Investor Class (PRWBX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Short-Term Bond Fund

Advisor Class (PASHX)

This semi-annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - Advisor Class	$42	0.82%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,746,623
Number of Portfolio Holdings	954

Portfolio Turnover Rate	49.2%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	39.6%
Asset-Backed Securities	19.3
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	18.0
Non-U.S. Government Mortgage-Backed Securities	8.6
U.S. Government & Agency Mortgage-Backed Securities	8.1
Commercial Paper	3.0
Foreign Government Obligations & Municipalities	2.4
Securities Lending Collateral	0.7
Short-Term and Other	0.3

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	17.5%
Federal National Mortgage Assn.	3.9
Federal Home Loan Mortgage	2.5
Government National Mortgage Assn.	1.5
Fortress Credit BSL	1.4
Banco Santander	1.3
KKR	1.2
Crown Castle	1.0
HCA	0.9
CVS Health	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F255-053 1/26

Short-Term Bond Fund

Advisor Class (PASHX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Short-Term Bond Fund

I Class (TBSIX)

This semi-annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - I Class	$17	0.33%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,746,623
Number of Portfolio Holdings	954

Portfolio Turnover Rate	49.2%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	39.6%
Asset-Backed Securities	19.3
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	18.0
Non-U.S. Government Mortgage-Backed Securities	8.6
U.S. Government & Agency Mortgage-Backed Securities	8.1
Commercial Paper	3.0
Foreign Government Obligations & Municipalities	2.4
Securities Lending Collateral	0.7
Short-Term and Other	0.3

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	17.5%
Federal National Mortgage Assn.	3.9
Federal Home Loan Mortgage	2.5
Government National Mortgage Assn.	1.5
Fortress Credit BSL	1.4
Banco Santander	1.3
KKR	1.2
Crown Castle	1.0
HCA	0.9
CVS Health	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F442-053 1/26

Short-Term Bond Fund

I Class (TBSIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Short-Term Bond Fund

Z Class (TRZOX)

This semi-annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,746,623
Number of Portfolio Holdings	954

Portfolio Turnover Rate	49.2%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	39.6%
Asset-Backed Securities	19.3
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	18.0
Non-U.S. Government Mortgage-Backed Securities	8.6
U.S. Government & Agency Mortgage-Backed Securities	8.1
Commercial Paper	3.0
Foreign Government Obligations & Municipalities	2.4
Securities Lending Collateral	0.7
Short-Term and Other	0.3

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	17.5%
Federal National Mortgage Assn.	3.9
Federal Home Loan Mortgage	2.5
Government National Mortgage Assn.	1.5
Fortress Credit BSL	1.4
Banco Santander	1.3
KKR	1.2
Crown Castle	1.0
HCA	0.9
CVS Health	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1417-053 1/26

Short-Term Bond Fund

Z Class (TRZOX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRWBX Short-Term Bond Fund
PASHX Short-Term Bond Fund–
.
Advisor Class
TBSIX Short-Term Bond Fund–
.
I Class
TRZOX Short-Term Bond Fund–
.
Z Class

T. ROWE PRICE Short-Term Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 4.62 $ 4.54 $ 4.50 $ 4.61 $ 4.84 $ 4.76
Investment
activities
Net investment
income
(1)(2)
0.10 0.19 0.16 0.11 0.06 0.08
Net realized and
unrealized gain/
loss 0.03 0.08 0.04 (0.11) (0.23) 0.08
Total from
investment
activities 0.13 0.27 0.20 — (0.17) 0.16
Distributions
Net investment
income (0.10) (0.19) (0.16) (0.11) (0.06) (0.06)
Tax return of
capital — — — — — (0.02)
Total distributions (0.10) (0.19) (0.16) (0.11) (0.06) (0.08)
NET ASSET
VALUE
End of period $ 4.65 $ 4.62 $ 4.54 $ 4.50 $ 4.61 $ 4.84

T. ROWE PRICE Short-Term Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
2.79% 6.07% 4.63% 0.11% (3.61)% 3.28%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.48%
(4)
0.47% 0.47% 0.46% 0.44% 0.44%
Net expenses
after waivers/
payments by
Price Associates 0.48%
(4)
0.47% 0.47% 0.46% 0.44% 0.44%
Net investment
income 4.26%
(4)
4.17% 3.62% 2.51% 1.16% 1.56%
Portfolio turnover
rate 49.2% 107.2% 92.3% 50.6% 70.1% 49.4%
Net assets, end of
period (in millions) $1,290 $1,284 $1,329 $1,524 $1,856 $3,588
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Short-Term Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 4.63 $ 4.55 $ 4.51 $ 4.62 $ 4.85 $ 4.77
Investment
activities
Net investment
income
(1)(2)
0.09 0.18 0.15 0.10 0.04 0.06
Net realized and
unrealized gain/
loss 0.03 0.08 0.04 (0.11) (0.23) 0.08
Total from
investment
activities 0.12 0.26 0.19 (0.01)
(3)
(0.19) 0.14
Distributions
Net investment
income (0.09) (0.18) (0.15) (0.10) (0.04) (0.04)
Tax return of
capital — — — — — (0.02)
Total distributions (0.09) (0.18) (0.15) (0.10) (0.04) (0.06)
NET ASSET
VALUE
End of period $ 4.66 $ 4.63 $ 4.55 $ 4.51 $ 4.62 $ 4.85

T. ROWE PRICE Short-Term Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(4)
2.62% 5.73% 4.30% (0.11)% (3.89)% 2.95%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.82%
(5)
0.79% 0.78% 0.70% 0.74% 0.76%
Net expenses
after waivers/
payments by
Price Associates 0.82%
(5)
0.79% 0.78% 0.70% 0.74% 0.76%
Net investment
income 3.93%
(5)
3.85% 3.31% 2.26% 0.87% 1.24%
Portfolio turnover
rate 49.2% 107.2% 92.3% 50.6% 70.1% 49.4%
Net assets, end
of period (in
thousands) $5,495 $6,215 $6,947 $8,050 $9,706 $22,646
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Short-Term Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 4.62 $ 4.55 $ 4.51 $ 4.61 $ 4.84 $ 4.77
Investment
activities
Net investment
income
(1)(2)
0.10 0.20 0.17 0.12 0.06 0.08
Net realized and
unrealized gain/
loss 0.04 0.07 0.04 (0.10) (0.23) 0.07
Total from
investment
activities 0.14 0.27 0.21 0.02 (0.17) 0.15
Distributions
Net investment
income (0.10) (0.20) (0.17) (0.12) (0.06) (0.06)
Tax return of
capital — — — — — (0.02)
Total distributions (0.10) (0.20) (0.17) (0.12) (0.06) (0.08)
NET ASSET
VALUE
End of period $ 4.66 $ 4.62 $ 4.55 $ 4.51 $ 4.61 $ 4.84

T. ROWE PRICE Short-Term Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
3.09% 5.98% 4.76% 0.47% (3.51)% 3.15%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.33%
(4)
0.33% 0.34% 0.33% 0.34% 0.36%
Net expenses
after waivers/
payments by
Price Associates 0.33%
(4)
0.33% 0.34% 0.33% 0.34% 0.36%
Net investment
income 4.41%
(4)
4.31% 3.77% 2.66% 1.31% 1.56%
Portfolio turnover
rate 49.2% 107.2% 92.3% 50.6% 70.1% 49.4%
Net assets, end of
period (in millions) $3,328 $3,226 $3,041 $2,971 $3,183 $2,228
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Short-Term Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET
VALUE
Beginning of period $ 4.62 $ 4.54 $ 4.50 $ 4.61 $ 4.84 $ 4.85
Investment
activities
Net investment
income
(2)(3)
0.11 0.21 0.19 0.13 0.08 0.02
Net realized and
unrealized gain/
loss 0.03 0.08 0.04 (0.11) (0.23) (0.01)
(4)
Total from
investment
activities 0.14 0.29 0.23 0.02 (0.15) 0.01
Distributions
Net investment
income (0.11) (0.21) (0.19) (0.13) (0.08) —
(5)
Tax return of
capital — — — — — (0.02)
Total distributions (0.11) (0.21) (0.19) (0.13) (0.08) (0.02)
NET ASSET
VALUE
End of period $ 4.65 $ 4.62 $ 4.54 $ 4.50 $ 4.61 $ 4.84

T. ROWE PRICE Short-Term Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(3)(6)
3.04% 6.56% 5.12% 0.58% (3.18)% 0.26%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0.31%
(7)
0.30% 0.31% 0.31% 0.32% 0.34%
(7)
Net expenses
after waivers/
payments by
Price Associates 0.00%
(7)
0.00% 0.00% 0.00% 0.00% 0.00%
(7)
Net investment
income 4.74%
(7)
4.63% 4.19% 2.95% 1.62% 1.69%
(7)
Portfolio turnover
rate 49.2% 107.2% 92.3% 50.6% 70.1% 49.4%
Net assets, end
of period (in
thousands) $123,765 $161,867 $310,323 $150,111 $201,043 $244,089
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Amounts round to less than $0.01 per share.
(6)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(7)
Annualized

T. ROWE PRICE Short-Term Bond Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  19.3%
Car Loan  5.2%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 101 102
Ally Auto Receivables Trust
Series 2023-A, Class C
6.08%, 1/17/34 (1) 1,947 1,966
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 136 138
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 1,578 1,593
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 1,028 1,034
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class B
4.501%, 9/15/33 (1) 2,585 2,590
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class C
4.697%, 9/15/33 (1) 3,225 3,230
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  8,770 8,733
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 2,955 2,976
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 1,721 1,726
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 1,455 1,468
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class B
4.46%, 2/20/30 (1) 1,100 1,098
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class C
4.95%, 2/20/30 (1) 160 161
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.172%, 12/26/31 (1) 1,317 1,321

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CarMax Auto Owner Trust
Series 2023-3, Class C
5.61%, 2/15/29  5,070 5,152
CarMax Auto Owner Trust
Series 2023-3, Class D
6.44%, 12/16/30  2,515 2,573
CarMax Auto Owner Trust
Series 2023-4, Class C
6.58%, 5/15/29  8,020 8,325
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  3,605 3,672
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  400 412
CarMax Auto Owner Trust
Series 2024-3, Class D
5.67%, 1/15/31  1,525 1,553
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  1,640 1,664
CarMax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  6,990 7,156
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 154 153
Carvana Auto Receivables Trust
Series 2022-P1, Class A4
3.52%, 2/10/28  9,476 9,448
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 4,955 5,017
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 10,490 10,714
Carvana Auto Receivables Trust
Series 2025-P4, Class C
5.04%, 4/12/32  3,895 3,903
Carvana Auto Receivables Trust
Series 2025-P4, Class D
5.62%, 11/10/33  4,715 4,729
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 3,654 3,677

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Chase Auto Credit Linked Notes
Series 2025-1, Class C
4.851%, 2/25/33 (1) 4,173 4,201
Drive Auto Receivables Trust
Series 2025-2, Class C
4.39%, 9/15/32  2,100 2,099
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 3,698 3,719
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 1,235 1,265
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  3,479 3,504
Exeter Automobile Receivables Trust
Series 2022-5A, Class C
6.51%, 12/15/27  601 601
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  485 493
Exeter Automobile Receivables Trust
Series 2025-4A, Class B
4.40%, 5/15/30  1,585 1,592
Exeter Automobile Receivables Trust
Series 2025-4A, Class C
4.57%, 6/16/31  5,690 5,706
Exeter Automobile Receivables Trust
Series 2025-5A, Class B
4.28%, 7/15/30  5,485 5,495
Exeter Select Automobile Receivables Trust
Series 2025-1, Class B
4.87%, 8/15/31  3,185 3,227
Exeter Select Automobile Receivables Trust
Series 2025-2, Class B
4.63%, 11/17/31  1,510 1,523
Exeter Select Automobile Receivables Trust
Series 2025-2, Class C
4.91%, 12/15/31  3,670 3,710
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  2,440 2,456
Ford Credit Auto Owner Trust
Series 2023-A, Class B
5.07%, 1/15/29  2,655 2,682

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class C
5.75%, 5/15/28 (1) 2,985 3,000
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 5,293 5,336
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 3,375 3,430
Ford Credit Floorplan Master Owner Trust
Series 2025-2, Class B
4.33%, 9/15/30  1,545 1,549
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 3,742 3,803
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 6,740 6,811
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 5,841 5,888
Huntington Bank Auto Credit-Linked Notes
Series 2025-2, Class B1
4.835%, 9/20/33 (1) 2,201 2,215
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A3
4.53%, 4/17/28 (1) 2,460 2,480
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94%, 8/15/29 (1) 5,205 5,276
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class B
5.79%, 4/25/29 (1) 625 628
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 980 985
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class B
4.42%, 9/25/30 (1) 970 971
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class C
4.72%, 9/25/30 (1) 460 460
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class A2
5.644%, 12/15/33 (1) 660 671

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class C
5.933%, 12/15/33 (1) 1,321 1,338
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 2,137 2,170
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 1,448 1,468
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 1,750 1,773
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class B
4.965%, 1/18/33 (1) 1,329 1,337
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 1,795 1,804
Santander Consumer Auto Receivables Trust
Series 2021-BA, Class C
3.09%, 3/15/29 (1) 1,046 1,039
Santander Drive Auto Receivables Trust
Series 2021-1, Class E
2.51%, 12/15/28  6,755 6,748
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  1,787 1,782
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 9,700 9,690
Santander Drive Auto Receivables Trust
Series 2025-4, Class B
4.27%, 1/15/32  5,110 5,122
SBNA Auto Lease Trust
Series 2024-B, Class A4
5.55%, 12/20/28 (1) 6,630 6,707
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 1,506 1,520
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 1,121 1,130
Securitized Term Auto Receivables Trust
Series 2025-B, Class C
5.121%, 12/29/32 (1) 519 523

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 1,568 1,576
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 655 670
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 425 430
Wheels Fleet Lease Funding 1
Series 2024-1A, Class A1
5.49%, 2/18/39 (1) 5,109 5,167
Wheels Fleet Lease Funding 1
Series 2025-3A, Class A1
4.08%, 9/18/40 (1) 2,580 2,583
Wheels Fleet Lease Funding 1
Series 2025-3A, Class C
4.79%, 9/18/40 (1) 3,525 3,540
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  4,240 4,216
244,393
Other Asset-Backed Securities  13.0%
Affirm Asset Securitization Trust
Series 2025-X2, Class A
4.45%, 10/15/30 (1) 5,870 5,876
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 3,990 4,011
Affirm Master Trust
Series 2025-2A, Class B
5.06%, 7/15/33 (1) 4,190 4,217
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 3,425 3,431
Alinea
Series 2018-1A, Class AR, CLO, FRN
3M TSFR + 0.90%, 4.784%, 7/20/31 (1) 63 64
Alinea
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.15%, 5.034%, 7/20/31 (1) 600 600
Amur Equipment Finance Receivables X
Series 2022-1A, Class E
5.02%, 12/20/28 (1) 4,900 4,898
Anthelion
Series 2025-1A, Class A1, CLO, FRN
3M TSFR + 1.50%, 5.819%, 7/20/36 (1) 7,045 7,050

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Arbys Funding
Series 2020-1A, Class A2
3.237%, 7/30/50 (1) 12,017 11,652
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 1,643 1,652
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 2,955 3,000
Balboa Bay Loan Funding
Series 2023-1A, Class ARR, CLO, FRN
3M TSFR + 1.16%, 5.044%, 4/20/36 (1) 4,305 4,306
Battalion XII
Series 2018-12A, Class BRR, CLO, FRN
3M TSFR + 1.20%, 5.052%, 5/17/31 (1) 5,600 5,594
Battalion XII
Series 2018-12A, Class CRR, CLO, FRN
3M TSFR + 1.55%, 5.402%, 5/17/31 (1) 6,065 6,067
Battalion XV
Series 2020-15A, Class A1RR, CLO, FRN
3M TSFR + 0.98%, 4.862%, 1/17/33 (1) 15,845 15,807
Battalion XV
Series 2020-15A, Class CR, CLO, FRN
3M TSFR + 1.90%, 5.782%, 1/17/33 (1) 4,035 4,038
Battalion XXI
Series 2021-21A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.605%, 7/15/34 (1) 3,540 3,542
Blue Owl Asset Leasing Trust
Series 2024-1A, Class A2
5.05%, 3/15/29 (1) 2,762 2,772
Blue Owl Asset Leasing Trust
Series 2024-1A, Class B
5.41%, 3/15/30 (1) 1,330 1,345
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.052%, 11/15/30 (1) 2,472 2,472
BlueMountain
Series 2018-3A, Class A1R, CLO, FRN
3M TSFR + 1.19%, 5.048%, 10/25/30 (1) 2,268 2,269
Bowling Green Park
Series 2019-1A, Class ARR, CLO, FRN
3M TSFR + 1.00%, 4.884%, 4/18/35 (1) 9,730 9,727
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 1,241 1,231

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Canyon Capital
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.01%, 4.915%, 10/15/34 (1) 6,460 6,445
Chenango Park
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.45%, 5.355%, 4/15/30 (1) 3,710 3,710
Chenango Park
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.80%, 5.705%, 4/15/30 (1) 7,815 7,823
CIFC Funding
Series 2016-1A, Class AR3, CLO, FRN
3M TSFR + 1.00%, 4.87%, 10/21/31 (1) 8,378 8,380
CIFC Funding
Series 2016-1A, Class D1R3, CLO, FRN
3M TSFR + 2.30%, 6.17%, 10/21/31 (1) 3,685 3,657
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 352 354
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 990 993
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 9,325 9,140
Dell Equipment Finance Trust
Series 2023-3, Class D
6.75%, 10/22/29 (1) 820 828
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 1,185 1,205
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 635 641
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 1,470 1,482
Dell Equipment Finance Trust
Series 2025-1, Class C
5.25%, 2/24/31 (1) 510 518
DLLAA
Series 2023-1A, Class A3
5.64%, 2/22/28 (1) 3,948 3,990
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 1,329 1,335

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 465 469
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 4,686 4,650
Dryden
Series 2020-86A, Class A1R2, CLO, FRN
3M TSFR + 1.13%, 5.012%, 7/17/34 (1) 9,455 9,453
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 844 837
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 1,138 1,178
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 1,544 1,599
Fortress Credit BSL IX
Series 2020-1A, Class A1AR, CLO, FRN
3M TSFR + 1.10%, 5.028%, 10/20/33 (1) 11,725 11,716
Fortress Credit BSL IX
Series 2020-1A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.628%, 10/20/33 (1) 7,000 6,989
Fortress Credit BSL VII
Series 2019-1A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 4.95%, 7/23/32 (1) 1,106 1,106
Fortress Credit BSL VII
Series 2019-1A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.26%, 7/23/32 (1) 5,430 5,433
Fortress Credit BSL VII
Series 2019-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.51%, 7/23/32 (1) 6,935 6,952
Fortress Credit BSL VIII
Series 2019-2A, Class A1AR, CLO, FRN
3M TSFR + 1.05%, 4.92%, 10/20/32 (1) 4,099 4,099
Fortress Credit BSL VIII
Series 2019-2A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.27%, 10/20/32 (1) 13,575 13,574
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 5.284%, 10/18/33 (1) 11,805 11,819
Fortress Credit BSL XVIII
Series 2023-1A, Class A1R, CLO, FRN
3M TSFR + 1.57%, 5.43%, 4/23/36 (1) 1,655 1,657

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 1,175 1,212
Golub Capital Partners Static
Series 2024-1A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.826%, 7/20/35 (1) 11,725 11,621
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 11,584 11,525
GreatAmerica Leasing Receivables Funding
Series 2025-2, Class A3
4.14%, 12/17/29 (1) 3,830 3,841
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 2,992 2,969
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 7,930 7,655
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 3,358 3,132
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33 (1) 232 231
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33 (1) 479 476
Hilton Grand Vacations Trust
Series 2020-AA, Class A
2.74%, 2/25/39 (1) 381 376
Hilton Grand Vacations Trust
Series 2022-1D, Class A
3.61%, 6/20/34 (1) 666 663
Hilton Grand Vacations Trust
Series 2023-1A, Class B
6.11%, 1/25/38 (1) 3,529 3,623
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 658 680
Hilton Grand Vacations Trust
Series 2025-1A, Class A
4.88%, 5/27/42 (1) 2,211 2,246
Hilton Grand Vacations Trust
Series 2025-1A, Class B
5.18%, 5/27/42 (1) 3,727 3,782

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91%, 4/20/28 (1) 1,911 1,913
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 1,440 1,445
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 3,042 3,077
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 8,335 8,381
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 1,025 1,036
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 2,535 2,591
Invesco
Series 2021-3A, Class A1R, CLO, FRN
3M TSFR + 1.08%, 4.937%, 10/22/34 (1) 3,995 3,997
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 6,195 6,032
Jersey Mike's Funding
Series 2021-1A, Class A2I
2.891%, 2/15/52 (1) 125 123
KKR
Series 18, Class A1R2, CLO, FRN
3M TSFR + 1.05%, 5.191%, 10/18/35 (1) 18,615 18,572
KKR
Series 33A, Class AR, CLO, FRN
3M TSFR + 1.08%, 4.993%, 7/20/34 (1) 11,780 11,765
KKR
Series 33A, Class BR, CLO, FRN
3M TSFR + 1.60%, 5.513%, 7/20/34 (1) 7,465 7,451
KKR
Series 34A, Class AR, CLO, FRN
3M TSFR + 1.10%, 5.005%, 7/15/34 (1) 5,170 5,166
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 5.184%, 10/20/34 (1) 13,490 13,493
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 5.934%, 10/20/29 (1) 5,240 5,244

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.195%, 10/15/32 (1) 13,605 13,618
Madison Park Funding XXXV
Series 2019-35A, Class CR, CLO, FRN
3M TSFR + 2.162%, 6.046%, 4/20/32 (1) 745 745
Marble Point XV
Series 2019-1A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 4.90%, 7/23/32 (1) 6,730 6,731
MidOcean Credit VI
Series 2016-6A, Class ARRR, CLO, FRN
3M TSFR + 1.23%, 5.10%, 4/20/33 (1) 1,333 1,333
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 1,430 1,417
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 408 402
MVW
Series 2021-1WA, Class B
1.44%, 1/22/41 (1) 234 225
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 4,185 4,234
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 682 701
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 389 398
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.932%, 7/17/36 (1) 16,575 16,564
NMEF Funding
Series 2025-A, Class A2
4.72%, 7/15/32 (1) 2,721 2,729
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.034%, 10/20/30 (1) 1,876 1,876
Octagon Investment Partners XXI
Series 2014-1A, Class A2R4, CLO, FRN
3M TSFR + 1.15%, 5.003%, 2/14/31 (1) 11,495 11,481
Octagon Investment Partners XXI
Series 2014-1A, Class AAR4, CLO, FRN
3M TSFR + 0.81%, 4.663%, 2/14/31 (1) 1,383 1,383

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Octagon Investment Partners XXI
Series 2014-1A, Class BR4, CLO, FRN
3M TSFR + 1.35%, 5.203%, 2/14/31 (1) 4,500 4,487
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 235 235
Octane Receivables Trust
Series 2023-1A, Class B
5.96%, 7/20/29 (1) 2,695 2,708
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 1,570 1,593
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 515 528
Octane Receivables Trust
Series 2024-3A, Class A2
4.94%, 5/20/30 (1) 1,418 1,425
Octane Receivables Trust
Series 2024-3A, Class C
5.51%, 10/20/31 (1) 1,650 1,684
Octane Receivables Trust
Series 2025-RVM1, Class B
4.83%, 12/20/46 (1) 2,945 2,954
Octane Receivables Trust
Series 2025-RVM1, Class C
5.26%, 12/20/46 (1) 6,040 6,064
OZLM Funding II
Series 2012-2A, Class AR4, CLO, FRN
3M TSFR + 1.20%, 5.038%, 7/30/37 (1) 4,450 4,452
OZLM Funding II
Series 2012-2A, Class BR4, CLO, FRN
3M TSFR + 1.75%, 5.588%, 7/30/37 (1) 8,115 8,132
OZLM XXI
Series 2017-21A, Class A1R, CLO, FRN
3M TSFR + 1.15%, 5.034%, 1/20/31 (1) 1,165 1,165
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 232 233
Progress Residential Trust
Series 2021-SFR8, Class B
1.681%, 10/17/38 (1) 1,548 1,520
Progress Residential Trust
Series 2021-SFR8, Class C
1.931%, 10/17/38 (1) 7,820 7,685

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.019%, 8/20/32 (1) 10,369 10,368
Romark II
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 5.508%, 7/25/31 (1) 13,080 13,083
SCF Equipment Leasing
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 2,084 2,090
SCF Equipment Leasing
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 3,520 3,596
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 5,140 5,258
Sierra Timeshare Receivables Funding
Series 2025-2A, Class B
4.93%, 4/20/44 (1) 2,205 2,216
Sierra Timeshare Receivables Funding
Series 2025-3A, Class A
4.44%, 8/22/44 (1) 1,006 1,010
Sierra Timeshare Receivables Funding
Series 2025-3A, Class B
4.64%, 8/22/44 (1) 1,878 1,887
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.534%, 1/20/32 (1) 1,360 1,365
Stratus Funding
Series 2025-1A, Class B, CLO, FRN
3M TSFR + 1.45%, 5.355%, 7/15/33 (1) 3,855 3,834
Symphony XXIII
Series 2020-23A, Class AR2, CLO, FRN
3M TSFR + 0.90%, 4.805%, 1/15/34 (1) 1,846 1,845
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M TSFR + 1.342%, 5.226%, 4/20/33 (1) 2,506 2,506
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.134%, 7/20/31 (1) 4,508 4,508
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $7,684 (2)(3) 7,684 7,727
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 3,394 3,410

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/40 (1) 6,225 6,296
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.084%, 1/20/32 (1) 677 677
Trinitas IX
Series 2018-9A, Class BRRR, CLO, FRN
3M TSFR + 1.70%, 5.584%, 1/20/32 (1) 2,515 2,519
Trinitas VI
Series 2017-6A, Class AR4, CLO, FRN
3M TSFR + 1.11%, 4.968%, 1/25/34 (1) 11,985 11,983
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 4.918%, 1/25/35 (1) 11,690 11,661
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 2,483 2,526
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 1,099 1,119
Verizon Master Trust
Series 2024-6, Class B
4.42%, 8/20/30  8,440 8,476
Wellfleet
Series 2021-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.534%, 4/20/34 (1) 9,235 9,238
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 330 330
Wingspire Equipment Finance
Series 2025-1A, Class C
4.76%, 9/20/33 (1) 125 125
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 7,928 7,467
617,793
Student Loan  1.0%
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 5.372%, 7/27/48 (1) 1,881 1,888
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class B, FRN
SOFR30A + 1.70%, 5.772%, 7/27/48 (1) 5,715 5,725
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 2,062 1,999

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 511 510
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A
2.64%, 5/15/68 (1) 1,611 1,588
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 2,807 2,736
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 1,180 1,131
Navient Private Education Refi Loan Trust
Series 2020-CA, Class A2A
2.15%, 11/15/68 (1) 7,892 7,612
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 1,228 1,171
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 1,341 1,270
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 822 775
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 663 626
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
SOFR90A + 0.442%, 4.819%, 3/22/32  1,428 1,409
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M TSFR + 0.854%, 4.809%, 3/26/68 (1) 991 989
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 4,966 4,655
Nelnet Student Loan Trust
Series 2021-DA, Class AFX
1.63%, 4/20/62 (1) 1,670 1,591
SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M TSFR + 0.834%, 4.793%, 1/15/37 (1) 1,758 1,756
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 859 820

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 3,357 3,189
SMB Private Education Loan Trust
Series 2021-B, Class A
1.31%, 7/17/51 (1) 4,477 4,219
SMB Private Education Loan Trust
Series 2025-A, Class A1A
5.13%, 4/15/54 (1) 3,618 3,681
49,340
Whole Business  0.1%
Wheels Fleet Lease Funding 1
Series 2023-2A, Class A
6.46%, 8/18/38 (1) 4,040 4,090
4,090
Total Asset-Backed Securities
(Cost $910,662) 915,616
CORPORATE BONDS  39.6%
FINANCIAL INSTITUTIONS  10.7%
Banking  5.7%
American Express, VR, 4.731%, 4/25/29 (4) 5,340 5,430
American Express, VR, 5.043%, 7/26/28 (4) 4,305 4,375
American Express, VR, 5.098%, 2/16/28 (4) 2,625 2,657
American Express, VR, 5.532%, 4/25/30 (4) 5,175 5,415
Banco Santander, VR, 5.552%, 3/14/28 (4) 4,000 4,071
Bangkok Bank, 4.507%, 11/26/30 (1) 7,100 7,135
Bank of America, VR, 1.734%, 7/22/27 (4) 5,125 5,046
Bank of America, VR, 4.623%, 5/9/29 (4) 9,115 9,232
Bank of America, VR, 5.08%, 1/20/27 (4) 3,965 3,970
Bank of New York Mellon, VR, 4.729%, 4/20/29 (4) 6,635 6,736
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1) 4,965 4,971
Barclays, VR, 4.476%, 11/11/29 (4) 3,745 3,767
Barclays, VR, 5.086%, 2/25/29 (4) 6,705 6,825
BNP Paribas, VR, 4.792%, 5/9/29 (1)(4) 11,255 11,380
CaixaBank, VR, 6.684%, 9/13/27 (1)(4) 6,125 6,243
Capital One Financial, VR, 6.312%, 6/8/29 (4) 3,000 3,148
Capital One Financial, VR, 7.149%, 10/29/27 (4) 2,860 2,934
Citigroup, VR, 5.174%, 2/13/30 (4) 4,635 4,771
Credit Agricole, VR, 5.23%, 1/9/29 (1)(4)(5) 4,530 4,620
Danske Bank, VR, 4.613%, 10/2/30 (1)(4) 4,555 4,592
Danske Bank, VR, 5.427%, 3/1/28 (1)(4) 4,760 4,830
Federation des Caisses Desjardins du Quebec, 4.565%, 8/26/30 (1) 5,021 5,057

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Goldman Sachs Group, VR, 4.482%, 8/23/28 (4) 4,835 4,859
Goldman Sachs Group, VR, 4.937%, 4/23/28 (4)(5) 12,485 12,623
Goldman Sachs Group, VR, 5.218%, 4/23/31 (4) 6,975 7,236
HSBC Holdings, VR, 4.899%, 3/3/29 (4) 6,005 6,094
HSBC Holdings, VR, 5.13%, 11/19/28 (4) 6,740 6,857
HSBC Holdings, VR, 5.597%, 5/17/28 (4) 5,415 5,523
ING Groep, VR, 4.858%, 3/25/29 (4) 6,845 6,948
JPMorgan Chase, FRN, SOFR + 0.885%, 4.958%, 4/22/27  5,480 5,492
JPMorgan Chase, VR, 4.979%, 7/22/28 (4) 4,820 4,891
JPMorgan Chase, VR, 5.04%, 1/23/28 (4) 4,620 4,669
Lloyds Banking Group, VR, 5.462%, 1/5/28 (4) 4,660 4,724
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (4) 5,255 5,299
Morgan Stanley, VR, 4.994%, 4/12/29 (4) 6,780 6,907
PNC Financial Services Group, VR, 4.758%, 1/26/27 (4) 7,035 7,045
Santander Holdings USA, VR, 2.49%, 1/6/28 (4)(5) 5,540 5,429
Santander Holdings USA, VR, 6.124%, 5/31/27 (4) 980 988
Santander U.K. Group Holdings, VR, 1.673%, 6/14/27 (4) 2,595 2,558
Santander U.K. Group Holdings, VR, 4.32%, 9/22/29 (4) 3,360 3,356
Societe Generale, VR, 5.249%, 5/22/29 (1)(4) 4,460 4,550
Societe Generale, VR, 5.519%, 1/19/28 (1)(4) 4,361 4,414
Standard Chartered, 4.30%, 2/19/27 (1) 2,937 2,926
Standard Chartered, VR, 5.688%, 5/14/28 (1)(4) 4,780 4,875
U.S. Bancorp, VR, 4.548%, 7/22/28 (4) 7,145 7,201
Wells Fargo, VR, 4.97%, 4/23/29 (4) 18,395 18,762
Wells Fargo, Series W, VR, 4.90%, 1/24/28 (4) 8,725 8,793
270,224
Brokerage Asset Managers Exchanges  0.9%
Charles Schwab, VR, 4.343%, 11/14/31 (4) 11,655 11,664
Intercontinental Exchange, 3.625%, 9/1/28  4,820 4,774
Intercontinental Exchange, 4.20%, 3/15/31  7,005 7,010
LPL Holdings, 4.625%, 11/15/27 (1) 1,340 1,339
LPL Holdings, 4.90%, 4/3/28  2,960 3,000
LPL Holdings, 5.70%, 5/20/27  8,115 8,262
LPL Holdings, 6.75%, 11/17/28  2,275 2,423
Nasdaq, 5.35%, 6/28/28  2,440 2,518
40,990
Finance Companies  0.7%
AerCap Ireland Capital, 6.10%, 1/15/27  2,160 2,202
AerCap Ireland Capital, 6.45%, 4/15/27  11,189 11,511
Avolon Holdings Funding, 2.125%, 2/21/26 (1) 3,687 3,665
Avolon Holdings Funding, 5.75%, 3/1/29 (1) 4,810 4,981
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 2,200 2,294
GATX, 3.25%, 9/15/26  3,544 3,519
GATX, 3.85%, 3/30/27  2,394 2,380

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
GATX, 5.40%, 3/15/27  4,745 4,811
35,363
Financial Other  0.1%
Emaar Sukuk, 3.875%, 9/17/29  4,000 3,930
3,930
Insurance  3.1%
Aspen Insurance Holdings, 5.75%, 7/1/30  3,015 3,162
Athene Global Funding, 4.86%, 8/27/26 (1) 5,285 5,304
Athene Global Funding, 5.349%, 7/9/27 (1) 5,190 5,267
Athene Global Funding, 5.684%, 2/23/26 (1) 6,780 6,796
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1) 1,680 1,656
Brown & Brown, 4.70%, 6/23/28  2,575 2,600
Centene, 4.625%, 12/15/29  12,025 11,559
CNO Global Funding, 1.75%, 10/7/26 (1) 10,627 10,418
CNO Global Funding, 4.875%, 12/10/27 (1) 2,586 2,618
Corebridge Global Funding, 4.25%, 8/21/28 (1) 4,710 4,722
Corebridge Global Funding, 4.65%, 8/20/27 (1) 2,475 2,499
Corebridge Global Funding, 5.20%, 1/12/29 (1) 2,300 2,359
Equitable America Global Funding, 3.95%, 9/15/27 (1) 1,810 1,810
Equitable America Global Funding, 4.65%, 6/9/28 (1) 5,545 5,633
Equitable Financial Life Global Funding, 5.50%, 12/2/25 (1) 3,500 3,500
Fortitude Global Funding, 4.625%, 10/6/28 (1) 4,575 4,577
Fortitude Group Holdings, 6.25%, 4/1/30 (1)(5) 7,495 7,770
GA Global Funding Trust, 4.40%, 9/23/27 (1) 9,685 9,708
GA Global Funding Trust, 5.40%, 1/13/30 (1) 6,415 6,589
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 3,540 3,641
Highmark, 1.45%, 5/10/26 (1) 295 291
Humana, 5.75%, 3/1/28  2,290 2,364
Humana, 5.75%, 12/1/28  5,742 5,974
Jackson National Life Global Funding, 4.90%, 1/13/27 (1) 5,200 5,241
Jackson National Life Global Funding, 5.55%, 7/2/27 (1) 4,325 4,414
Jackson National Life Global Funding, 5.60%, 4/10/26 (1) 7,525 7,562
RGA Global Funding, 4.35%, 8/25/28 (1) 7,545 7,568
RGA Global Funding, 4.60%, 11/25/30 (1) 9,560 9,582
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 3,275 3,326
148,510
Real Estate Investment Trusts  0.2%
Extra Space Storage, 3.875%, 12/15/27  6,965 6,920
Realty Income, 5.05%, 1/13/26  1,780 1,780
8,700
Total Financial Institutions 507,717

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
INDUSTRIAL  26.1%
Basic Industry  0.8%
Celanese U.S. Holdings, 1.40%, 8/5/26  5,220 5,089
Celanese U.S. Holdings, 6.665%, 7/15/27  3,274 3,364
Freeport-McMoRan, 4.125%, 3/1/28  1,808 1,804
Freeport-McMoRan, 4.375%, 8/1/28  1,050 1,049
Freeport-McMoRan, 5.25%, 9/1/29  2,084 2,118
Nutrien, 4.90%, 3/27/28 (5) 2,955 3,009
POSCO, 5.625%, 1/17/26 (1) 6,020 6,029
Sherwin-Williams, 4.55%, 3/1/28  5,375 5,432
Steel Dynamics, 4.00%, 12/15/28  11,610 11,579
39,473
Capital Goods  2.3%
Amphenol, 4.75%, 3/30/26  9,211 9,229
Amrize Finance U.S., 4.70%, 4/7/28 (1) 6,565 6,594
Amrize Finance U.S., 4.95%, 4/7/30 (1) 2,415 2,469
AptarGroup, 4.75%, 3/30/31  2,330 2,345
BAE Systems, 5.00%, 3/26/27 (1)(5) 5,475 5,540
Boeing, 2.196%, 2/4/26  3,925 3,910
Boeing, 3.20%, 3/1/29  4,995 4,832
Boeing, 6.259%, 5/1/27  9,763 10,042
Fortive, 3.15%, 6/15/26  6,418 6,378
Huntington Ingalls Industries, 5.353%, 1/15/30  1,835 1,899
Owens Corning, 3.40%, 8/15/26  3,093 3,074
Owens Corning, 5.50%, 6/15/27  4,210 4,292
Regal Rexnord, 6.05%, 2/15/26  13,934 13,963
Regal Rexnord, 6.05%, 4/15/28  6,701 6,933
Rolls-Royce, 5.75%, 10/15/27 (1) 6,370 6,530
RTX, 6.70%, 8/1/28  4,139 4,384
RTX, 7.00%, 11/1/28  3,927 4,193
Waste Management, 3.875%, 1/15/29  9,705 9,673
106,280
Communications  3.4%
American Tower, 1.60%, 4/15/26 (5) 11,099 10,987
American Tower, 3.55%, 7/15/27  4,480 4,437
AT&T, 4.10%, 2/15/28  2,395 2,395
Comcast, 4.15%, 10/15/28  2,785 2,798
Cox Communications, 3.35%, 9/15/26 (1) 2,825 2,805
Cox Communications, 3.50%, 8/15/27 (1) 2,570 2,538
Crown Castle, 1.05%, 7/15/26 (5) 9,140 8,969
Crown Castle, 2.90%, 3/15/27  7,465 7,328
Crown Castle, 4.30%, 2/15/29  945 943
Crown Castle, 4.45%, 2/15/26 (5) 4,475 4,475

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Crown Castle, 4.80%, 9/1/28  4,700 4,750
Crown Castle, 5.00%, 1/11/28  3,330 3,372
Crown Castle, 5.60%, 6/1/29  3,540 3,674
Crown Castle Towers, 4.241%, 7/15/28 (1) 2,075 2,065
KT, 4.125%, 2/2/28 (1)(5) 5,350 5,355
Meta Platforms, 4.20%, 11/15/30  9,470 9,528
NTT Finance, 4.62%, 7/16/28 (1)(5) 4,405 4,459
Omnicom Group, 3.60%, 4/15/26  2,060 2,053
Rogers Communications, 3.20%, 3/15/27  9,100 8,983
Rogers Communications, 5.00%, 2/15/29  11,825 12,058
SBA Tower Trust, 1.631%, 11/15/26 (1) 5,077 4,954
SBA Tower Trust, 1.884%, 1/15/26 (1) 3,232 3,221
SBA Tower Trust, 4.831%, 10/15/29 (1) 13,380 13,459
SBA Tower Trust, 6.599%, 1/15/28 (1) 7,561 7,756
Take-Two Interactive Software, 4.95%, 3/28/28  6,000 6,110
Take-Two Interactive Software, 5.00%, 3/28/26  9,055 9,072
Verizon Communications, 2.10%, 3/22/28  10,164 9,733
Verizon Communications, 4.75%, 1/15/33  4,810 4,822
163,099
Consumer Cyclical  4.8%
American Honda Finance, 5.65%, 11/15/28  8,055 8,406
AutoZone, 5.125%, 6/15/30  5,080 5,254
BMW U.S. Capital, 4.60%, 8/13/27 (1) 11,810 11,925
CBRE Services, 4.80%, 6/15/30  2,485 2,526
Daimler Truck Finance North America, 4.30%, 8/12/27 (1) 5,380 5,395
Daimler Truck Finance North America, 5.00%, 1/15/27 (1) 2,215 2,236
Daimler Truck Finance North America, 5.125%, 9/25/27 (1) 4,210 4,273
Darden Restaurants, 4.35%, 10/15/27 (5) 6,645 6,669
Dollar General, 4.125%, 5/1/28  7,688 7,675
Dollar General, 4.625%, 11/1/27  6,000 6,046
Dollar General, 5.20%, 7/5/28 (5) 4,099 4,197
Ford Motor Credit, 5.125%, 11/5/26  4,650 4,666
Ford Motor Credit, 5.80%, 3/5/27  5,830 5,896
Ford Motor Credit, 5.918%, 3/20/28 (5) 3,560 3,639
General Motors Financial, 4.20%, 10/27/28 (5) 2,435 2,434
General Motors Financial, 5.05%, 4/4/28  9,395 9,568
General Motors Financial, 5.35%, 7/15/27 (5) 4,515 4,587
General Motors Financial, 5.40%, 4/6/26 (5) 3,685 3,698
General Motors Financial, 5.40%, 5/8/27  4,756 4,832
Hyundai Capital America, 4.85%, 3/25/27 (1) 5,330 5,371
Hyundai Capital America, 4.875%, 6/23/27 (1)(5) 4,785 4,835
Hyundai Capital America, 5.00%, 1/7/28 (1)(5) 5,565 5,650
Hyundai Capital America, 5.25%, 1/8/27 (1) 2,440 2,465

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Hyundai Capital America, 5.50%, 3/30/26 (1) 3,270 3,281
Hyundai Capital America, 5.60%, 3/30/28 (1) 4,300 4,427
Lowe's, 4.00%, 10/15/28  2,860 2,857
Lowe's, 4.80%, 4/1/26  4,745 4,753
Marriott International, Series R, 3.125%, 6/15/26  9,676 9,632
Mercedes-Benz Finance North America, 4.80%, 3/30/26 (1) 2,305 2,309
Mercedes-Benz Finance North America, 4.80%, 1/11/27 (1) 7,530 7,596
O'Reilly Automotive, 4.35%, 6/1/28  4,597 4,631
O'Reilly Automotive, 5.75%, 11/20/26  13,817 14,030
Ross Stores, 0.875%, 4/15/26  9,068 8,955
Starbucks, 2.00%, 3/12/27  1,900 1,852
Starbucks, 4.00%, 11/15/28  4,793 4,782
Uber Technologies, 4.50%, 8/15/29 (1)(5) 10,995 10,957
Volkswagen Group of America Finance, 4.45%, 9/11/27 (1) 1,380 1,382
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1) 8,305 8,376
Volkswagen Group of America Finance, 5.05%, 3/27/28 (1) 3,770 3,821
Volkswagen Group of America Finance, 5.70%, 9/12/26 (1) 6,435 6,502
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 4,520 4,595
226,981
Consumer Non-Cyclical  5.3%
Bacardi, 4.70%, 5/15/28 (1) 11,428 11,528
BAT International Finance, 1.668%, 3/25/26  7,140 7,080
BAT International Finance, 4.448%, 3/16/28  13,155 13,237
Becton Dickinson & Company, 4.693%, 2/13/28  10,060 10,177
Bunge Finance, 2.00%, 4/21/26  1,515 1,502
Bunge Finance, 4.90%, 4/21/27  7,230 7,301
Cencora, 3.45%, 12/15/27  1,454 1,436
Cencora, 4.625%, 12/15/27  3,970 4,015
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (1) 1,091 1,060
CSL Finance, 3.85%, 4/27/27 (1)(5) 2,575 2,571
CVS Health, 1.30%, 8/21/27 (5) 13,114 12,507
CVS Health, 2.875%, 6/1/26  4,883 4,851
CVS Health, 3.00%, 8/15/26  2,945 2,918
CVS Health, 4.30%, 3/25/28  4,105 4,117
CVS Health, 5.00%, 2/20/26 (5) 13,414 13,431
EMD Finance, 4.125%, 8/15/28 (1) 12,285 12,294
HCA, 3.125%, 3/15/27  7,560 7,464
HCA, 4.30%, 11/15/30  2,495 2,481
HCA, 5.625%, 9/1/28  9,032 9,284
Heineken, 3.50%, 1/29/28 (1) 24,087 23,869
Icon Investments Six, 5.809%, 5/8/27  10,405 10,608
Imperial Brands Finance, 4.50%, 6/30/28 (1) 5,070 5,119
Imperial Brands Finance, 6.125%, 7/27/27 (1) 6,550 6,741

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
IQVIA, 6.25%, 2/1/29  3,065 3,232
Japan Tobacco, 4.85%, 5/15/28 (1) 10,295 10,495
Keurig Dr Pepper, 3.95%, 4/15/29  1,297 1,282
Keurig Dr Pepper, 5.05%, 3/15/29  7,790 7,951
Mars, 4.55%, 4/20/28 (1) 9,340 9,453
Mars, 4.60%, 3/1/28 (1) 6,720 6,808
Pernod Ricard, 3.25%, 6/8/26 (1) 8,525 8,477
Philip Morris International, 5.125%, 11/17/27  1,948 1,989
Revvity, 1.90%, 9/15/28  5,866 5,500
Solventum, 5.45%, 2/25/27  3,675 3,724
Stryker, 4.70%, 2/10/28  5,667 5,755
Utah Acquisition Sub, 3.95%, 6/15/26  6,750 6,724
Viatris, 2.30%, 6/22/27  5,092 4,913
251,894
Energy  4.2%
BP Capital Markets, 3.723%, 11/28/28  5,544 5,504
BP Capital Markets America, 4.234%, 11/6/28  3,769 3,799
Canadian Natural Resources, 3.85%, 6/1/27  5,283 5,257
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  6,487 6,554
Cheniere Energy, 4.625%, 10/15/28  1,093 1,093
Columbia Pipelines Holding, 6.055%, 8/15/26 (1) 1,060 1,070
Diamondback Energy, 5.20%, 4/18/27  5,417 5,491
Enbridge, 4.60%, 6/20/28  2,140 2,164
Enbridge, 5.90%, 11/15/26  2,765 2,809
Enbridge, 6.00%, 11/15/28  2,270 2,387
Energy Transfer, 5.25%, 7/1/29  3,905 4,015
Energy Transfer, 6.05%, 12/1/26  10,455 10,618
EOG Resources, 4.40%, 1/15/31  3,865 3,881
EQT, 3.125%, 5/15/26 (1) 1,885 1,869
HF Sinclair, 5.75%, 1/15/31 (5) 4,455 4,608
Kinder Morgan, 5.15%, 6/1/30 (5) 5,490 5,676
MPLX, 4.80%, 2/15/31  17,760 17,956
Occidental Petroleum, 5.00%, 8/1/27  2,039 2,076
Occidental Petroleum, 5.20%, 8/1/29  2,805 2,873
ONEOK, 4.25%, 9/24/27  9,355 9,366
ONEOK, 4.85%, 7/15/26  11,352 11,517
ONEOK, 5.55%, 11/1/26  4,840 4,896
ONEOK, 5.625%, 1/15/28 (1) 2,520 2,568
Ovintiv, 5.375%, 1/1/26  2,500 2,502
Plains All American Pipeline, 4.70%, 1/15/31 (5) 3,845 3,861
Sabine Pass Liquefaction, 4.20%, 3/15/28  1,930 1,933
Sabine Pass Liquefaction, 5.875%, 6/30/26  3,887 3,892
Schlumberger Holdings, 3.90%, 5/17/28 (1) 8,758 8,739

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Schlumberger Investment, 4.50%, 5/15/28  4,853 4,887
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27  6,646 6,700
Targa Resources, 4.35%, 1/15/29  4,525 4,540
Targa Resources, 5.20%, 7/1/27  2,155 2,189
Tengizchevroil Finance International, 4.00%, 8/15/26  9,400 9,352
Valero Energy, 5.15%, 2/15/30  2,150 2,218
Var Energi, 5.00%, 5/18/27 (1) 5,175 5,225
Williams, 4.625%, 6/30/30  6,535 6,591
Williams, 4.80%, 11/15/29  4,020 4,092
Williams, 5.40%, 3/2/26  11,725 11,765
Woodside Finance, 3.70%, 9/15/26 (1) 2,682 2,670
199,203
Industrial Other  0.4%
Booz Allen Hamilton, 3.875%, 9/1/28 (1) 11,780 11,594
Booz Allen Hamilton, 4.00%, 7/1/29 (1)(5) 1,280 1,253
CK Hutchison International 25, 4.25%, 9/26/30 (1)(5) 6,720 6,740
19,587
Technology  3.6%
Atlassian, 5.25%, 5/15/29  2,605 2,667
Dell International, 4.75%, 4/1/28  6,465 6,551
Fiserv, 3.50%, 7/1/29 (5) 2,600 2,513
Fiserv, 4.20%, 10/1/28  4,348 4,325
Fiserv, 4.55%, 2/15/31  3,490 3,450
Fiserv, 5.15%, 3/15/27  5,895 5,947
Fiserv, 5.375%, 8/21/28  3,825 3,919
Fortinet, 1.00%, 3/15/26 (5) 8,090 8,004
Foundry JV Holdco, 5.50%, 1/25/31 (1) 2,250 2,326
Foundry JV Holdco, 5.90%, 1/25/30 (1) 2,025 2,126
Gartner, 4.50%, 7/1/28 (1) 5,130 5,104
Intel, 3.15%, 5/11/27  2,223 2,192
Intel, 3.75%, 8/5/27  3,890 3,863
Intel, 4.00%, 8/5/29  4,290 4,248
Intel, 4.875%, 2/10/28 (5) 1,326 1,346
International Business Machines, 4.65%, 2/10/28  16,424 16,665
Keysight Technologies, 5.35%, 7/30/30  4,565 4,753
Marvell Technology, 1.65%, 4/15/26 (5) 3,000 2,970
Marvell Technology, 4.75%, 7/15/30  1,905 1,930
Marvell Technology, 4.875%, 6/22/28  9,338 9,505
NXP, 3.15%, 5/1/27  1,235 1,217
NXP, 3.875%, 6/18/26  4,939 4,928
NXP, 4.30%, 8/19/28  2,250 2,261
NXP, 4.30%, 6/18/29  5,609 5,605
NXP, 4.40%, 6/1/27  1,040 1,044
NXP, 5.35%, 3/1/26  915 916

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Oracle, 1.65%, 3/25/26  12,195 12,087
Oracle, 4.45%, 9/26/30 (5) 8,395 8,273
Synopsys, 4.65%, 4/1/28  12,370 12,508
Verisk Analytics, 4.50%, 8/15/30  6,685 6,731
Western Union, 1.35%, 3/15/26  16,695 16,544
Workday, 3.50%, 4/1/27  3,450 3,426
169,944
Transportation  1.3%
Delta Air Lines, 4.95%, 7/10/28  4,275 4,318
Element Fleet Management, 5.037%, 3/25/30 (1) 4,460 4,573
Element Fleet Management, 5.643%, 3/13/27 (1) 4,310 4,387
ERAC USA Finance, 4.60%, 5/1/28 (1) 8,895 9,000
ERAC USA Finance, 5.00%, 2/15/29 (1)(5) 3,460 3,552
HPHT Finance, 1.50%, 9/17/26  6,650 6,509
Penske Truck Leasing, 1.70%, 6/15/26 (1) 1,190 1,174
Penske Truck Leasing, 3.40%, 11/15/26 (1) 2,240 2,223
Penske Truck Leasing, 5.35%, 1/12/27 (1) 3,125 3,161
Penske Truck Leasing, 5.75%, 5/24/26 (1) 12,797 12,875
Southwest Airlines, 4.375%, 11/15/28  7,730 7,716
Sydney Airport Finance, 3.625%, 4/28/26 (1) 1,351 1,348
60,836
Total Industrial 1,237,297
UTILITY  2.8%
Electric  2.5%
AES, 1.375%, 1/15/26  9,631 9,593
Ameren, 1.95%, 3/15/27  3,752 3,650
American Electric Power, 5.20%, 1/15/29 (5) 8,040 8,287
Appalachian Power, Series X, 3.30%, 6/1/27  10,708 10,578
Constellation Energy Generation, 5.60%, 3/1/28  2,022 2,087
DTE Energy, 4.875%, 6/1/28  5,080 5,164
DTE Energy, 4.95%, 7/1/27  3,625 3,667
DTE Energy, 5.20%, 4/1/30  4,880 5,036
Duke Energy, 4.30%, 3/15/28  3,243 3,255
Enel Finance International, 1.625%, 7/12/26 (1) 9,605 9,451
Enel Finance International, 4.125%, 9/30/28 (1) 2,355 2,356
Exelon, 5.15%, 3/15/29  2,470 2,540
FirstEnergy, Series B, 3.90%, 7/15/27  8,066 8,012
FirstEnergy Transmission, 4.55%, 1/15/30 (5) 1,855 1,878
NextEra Energy Capital Holdings, 1.875%, 1/15/27  9,130 8,909
NextEra Energy Capital Holdings, 4.685%, 9/1/27  1,575 1,591
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 4,085 4,107
NRG Energy, 2.00%, 12/2/25 (1)(5) 3,140 3,136
Pacific Gas & Electric, 3.15%, 1/1/26  3,350 3,345

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Pacific Gas & Electric, 3.30%, 3/15/27  1,617 1,596
Pacific Gas & Electric, 3.30%, 12/1/27  1,597 1,567
Pacific Gas & Electric, 5.00%, 6/4/28  3,270 3,315
Pacific Gas & Electric, 5.45%, 6/15/27  815 826
Public Service Enterprise Group, 4.90%, 3/15/30  8,275 8,447
Southern, 5.113%, 8/1/27  4,238 4,299
Vistra Operations, 5.05%, 12/30/26 (1) 4,299 4,336
121,028
Natural Gas  0.3%
NiSource, 5.25%, 3/30/28  1,560 1,598
Sempra, 5.40%, 8/1/26  2,840 2,857
Southern California Gas, 2.95%, 4/15/27  5,420 5,339
Southern Gas Capital, Series A, 4.05%, 9/15/28  4,245 4,245
14,039
Total Utility 135,067
Total Corporate Bonds
(Cost $1,861,646) 1,880,081
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.4%
Government Sponsored  0.2%
EQUATE Petrochemical, 4.25%, 11/3/26  12,000 11,979
11,979
Owned No Guarantee  1.9%
Abu Dhabi Developmental Holding, 4.50%, 5/6/30  9,080 9,194
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29  10,190 9,673
DP World Crescent, 4.848%, 9/26/28  5,580 5,638
Korea Electric Power, 5.375%, 4/6/26 (1) 12,400 12,456
Korea Housing Finance, 4.625%, 2/24/28 (1) 12,080 12,280
Korea Hydro & Nuclear Power, 1.25%, 4/27/26 (1) 12,038 11,912
Korea Hydro & Nuclear Power, 5.00%, 7/18/28 (1) 1,400 1,435
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 8,290 8,519
Ma'aden Sukuk, 5.25%, 2/13/30  2,568 2,639
NBN, 1.45%, 5/5/26 (1) 15,195 15,010
88,756
Sovereign  0.3%
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 8,100 8,233
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 5,320 5,439
13,672
Total Foreign Government Obligations & Municipalities
(Cost $113,524) 114,407

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  8.6%
Collateralized Mortgage Obligations  5.1%
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM, 0.909%, 1/25/66 (1) 2,934 2,626
Angel Oak Mortgage Trust
Series 2021-2, Class A2, CMO, ARM, 1.19%, 4/25/66 (1) 813 729
Angel Oak Mortgage Trust
Series 2025-5, Class A1, CMO, STEP, 5.573%, 4/25/70 (1) 10,973 11,055
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 6.954%, 9/25/29, Acquisition
Date: 8/29/24, Cost $5,233 (2)(3) 5,233 5,259
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM, 2.625%, 6/25/56 (1) 1,613 1,504
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1) 3,122 2,745
COLT Mortgage Loan Trust
Series 2021-1, Class A3, CMO, ARM, 1.373%, 6/25/66 (1) 1,787 1,563
COLT Mortgage Loan Trust
Series 2024-6, Class A2, CMO, STEP, 5.644%, 11/25/69 (1) 5,915 5,936
COLT Mortgage Loan Trust
Series 2024-INV4, Class A3, CMO, STEP, 6.111%, 5/25/69 (1) 5,843 5,903
COLT Mortgage Loan Trust
Series 2025-10, Class A1F, CMO, ARM, SOFR30A + 1.20%,
5.272%, 10/25/70 (1) 4,334 4,342
COLT Mortgage Loan Trust
Series 2025-4, Class A1, CMO, STEP, 5.794%, 4/25/70 (1) 2,331 2,363
COLT Mortgage Loan Trust
Series 2025-INV2, Class A1, CMO, STEP, 5.601%, 2/25/70 (1) 4,666 4,720
Connecticut Avenue Securities
Series 2025-R01, Class 1M1, CMO, ARM, SOFR30A + 1.10%,
5.172%, 1/25/45 (1) 3,762 3,764
Connecticut Avenue Securities Trust
Series 2025-R03, Class 2A1, CMO, ARM, SOFR30A + 1.45%,
5.522%, 3/25/45 (1) 1,905 1,917
Connecticut Avenue Securities Trust
Series 2025-R06, Class 1M1, CMO, ARM, SOFR30A + 0.95%,
5.022%, 9/25/45 (1) 3,303 3,299
Cross Mortgage Trust
Series 2024-H6, Class A2, CMO, STEP, 5.383%, 9/25/69 (1) 3,693 3,696
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM, 1.26%, 4/25/66 (1) 1,235 1,106
EFMT
Series 2024-INV2, Class A1, CMO, STEP, 5.035%, 10/25/69 (1) 4,872 4,880

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
EFMT
Series 2024-INV2, Class A2, CMO, STEP, 5.289%, 10/25/69 (1) 2,740 2,748
EFMT
Series 2025-INV2, Class A1, CMO, STEP, 5.387%, 5/26/70 (1) 2,265 2,274
EFMT
Series 2025-INV4, Class A1F, CMO, ARM, SOFR30A + 1.20%,
5.242%, 10/25/70 (1) 2,245 2,245
EFMT
Series 2025-NQM5, Class A1, CMO, ARM, 5.033%, 11/25/70 (1) 2,969 2,972
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM, 3.046%, 11/25/59 (1) 255 248
Ellington Financial Mortgage Trust
Series 2021-3, Class A3, CMO, ARM, 1.55%, 9/25/66 (1) 1,774 1,501
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM, 1M TSFR + 0.964%,
4.919%, 3/25/50 (1) 1,319 1,263
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM, 3.851%, 5/25/47 (1) 24 24
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM, 3.50%, 11/25/57 (1) 281 258
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM, 4.00%, 2/25/59 (1) 251 240
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM, 3.339%, 10/25/59 (1) 7,916 7,545
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM, 2.832%, 1/25/60 (1) 4,592 3,891
GCAT Trust
Series 2020-NQM1, Class A3, CMO, STEP, 3.554%, 1/25/60 (1) 781 772
GCAT Trust
Series 2025-NQM1, Class A1, CMO, STEP, 5.373%, 11/25/69 (1) 3,407 3,421
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM, 6.036%, 7/25/44 (1) 40 40
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.425%, 2/25/70 (1) 2,844 2,857
HOMES Trust
Series 2025-NQM4, Class A1, CMO, STEP, 5.22%, 8/25/70 (1) 6,912 6,933
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A2, CMO, ARM, 1.205%, 6/25/56 (1) 813 711
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM, 1.516%, 9/25/56 (1) 2,687 2,314
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP, 4.767%, 6/25/67 (1) 7,515 7,486
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM, 3.50%, 8/25/50 (1) 881 798
JPMorgan Mortgage Trust
Series 2025-DSC1, Class A1, CMO, ARM, 5.577%, 9/25/65 (1) 6,308 6,364

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Mortgage Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.195%, 10/25/65 (1) 3,640 3,652
JPMorgan Mortgage Trust
Series 2025-HE3, Class A1, CMO,ARM, SOFR30A + 1.35%,
5.422%, 3/25/56 (1) 2,985 2,985
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM, 0.852%, 1/25/56 (1) 473 461
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM, 1.317%, 11/25/64 (1) 1,187 1,061
MFA Trust
Series 2025-NQM4, Class A1F, CMO, ARM, SOFR30A + 1.20%,
5.272%, 8/25/70 (1) 11,634 11,646
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 624 629
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 3,244 3,267
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A2, CMO, STEP, 5.603%, 7/25/65 (1) 6,553 6,587
NRZT
Series 2025-NQM6, Class A1, CMO, ARM, 5.085%, 10/25/65 (1) 9,920 9,920
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM, 1M TSFR + 1.314%,
5.306%, 6/25/59 (1) 88 87
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM, 1M TSFR + 1.014%,
4.969%, 10/25/59 (1) 344 343
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM, 1M TSFR + 1.064%,
5.019%, 2/25/60 (1) 214 212
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM, 3.00%, 5/25/60 (1) 314 281
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM, 3.50%, 12/25/49 (1) 513 468
OBX Trust
Series 2021-NQM1, Class A2, CMO, ARM, 1.175%, 2/25/66 (1) 2,235 1,970
OBX Trust
Series 2023-NQM10, Class A2, CMO, STEP, 6.92%, 10/25/63 (1) 575 580
OBX Trust
Series 2025-NQM15, Class A1, CMO, STEP, 5.143%, 7/27/65 (1) 3,812 3,833
OBX Trust
Series 2025-NQM15, Class A1F, CMO, ARM, SOFR30A + 1.15%,
5.222%, 7/27/65 (1) 1,990 1,991
RCKT Mortgage Trust
Series 2024-CES8, Class A1A, CMO, STEP, 5.49%, 11/25/44 (1) 6,092 6,132
RCKT Mortgage Trust
Series 2024-CES9, Class A1A, CMO, STEP, 5.582%, 12/25/44 (1) 1,616 1,630

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Mortgage Asset Receivable Trust
Series 2025-NQM6, Class A1, CMO, ARM, 5.138%, 11/25/65 (1) 2,869 2,872
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM, 4.00%, 6/25/48 (1) 224 211
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (1) 585 553
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM, 4.50%, 8/25/48 (1) 14 13
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM, 2.916%, 9/27/49 (1) 442 438
Starwood Mortgage Residential Trust
Series 2020-1, Class A2, CMO, ARM, 2.408%, 2/25/50 (1) 1,977 1,904
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM, 0.943%, 5/25/65 (1) 930 882
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM, 1.162%, 8/25/56 (1) 6,197 5,534
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM, SOFR30A + 1.65%,
5.722%, 1/25/34 (1) 931 933
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM, SOFR30A + 2.95%,
7.022%, 6/25/42 (1) 3,220 3,284
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM, SOFR30A + 1.85%,
5.922%, 11/25/43 (1) 1,758 1,776
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM, SOFR30A + 1.25%,
5.322%, 3/25/44 (1) 7,917 7,937
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM, SOFR30A + 0.95%,
5.022%, 1/25/45 (1) 1,266 1,267
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class M1, CMO, ARM, SOFR30A + 1.10%,
5.172%, 9/25/45 (1) 4,881 4,878
Structured Agency Credit Risk Debt Notes
Series 2025-DNA4, Class A1, CMO, ARM, SOFR30A + 0.90%,
4.972%, 10/25/45 (1) 6,665 6,665
Structured Agency Credit Risk Debt Notes
Series 2025-DNA4, Class M1, CMO, ARM, SOFR30A + 1.10%,
5.172%, 10/25/45 (1) 2,423 2,421
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM, 1.052%, 1/25/66 (1) 1,115 1,012
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM, 1.155%, 1/25/66 (1) 659 599
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM, 1.031%, 2/25/66 (1) 1,573 1,439

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM, 1.057%, 10/25/63 (1) 242 234
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM, 0.918%, 2/25/64 (1) 1,429 1,342
Verus Securitization Trust
Series 2023-4, Class A2, CMO, STEP, 6.116%, 5/25/68 (1) 467 467
Verus Securitization Trust
Series 2023-6, Class A2, CMO, STEP, 6.939%, 9/25/68 (1) 1,738 1,755
Verus Securitization Trust
Series 2023-7, Class A2, CMO, STEP, 7.272%, 10/25/68 (1) 3,447 3,486
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP, 6.664%, 12/25/68 (1) 690 698
Verus Securitization Trust
Series 2025-3, Class A1, CMO, STEP, 5.623%, 5/25/70 (1) 2,487 2,508
Verus Securitization Trust
Series 2025-7, Class A1F, CMO, ARM, SOFR30A + 1.20%, 5.272%,
8/25/70 (1) 5,271 5,278
Vista Point Securitization Trust
Series 2020-2, Class A3, CMO, ARM, 2.496%, 4/25/65 (1) 371 359
242,792
Commercial Mortgage-Backed Securities  3.3%
BANK
Series 2024-BNK47, Class A1, 5.523%, 6/15/57  924 944
BANK5
Series 2024-5YR11, Class AS, 6.139%, 11/15/57  3,815 4,011
BANK5
Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  6,435 6,791
BANK5
Series 2024-5YR12, Class AS, ARM, 6.122%, 12/15/57  2,725 2,866
BANK5
Series 2024-5YR9, Class A1, 4.889%, 8/15/57  3,484 3,520
Benchmark Mortgage Trust
Series 2024-V11, Class AM, ARM, 6.201%, 11/15/57  3,235 3,394
Benchmark Mortgage Trust
Series 2024-V6, Class A1, 5.568%, 3/15/57  727 731
Benchmark Mortgage Trust
Series 2024-V8, Class A1, 5.514%, 7/15/57  2,200 2,237
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class C, ARM, 5.633%, 10/10/42 (1) 1,820 1,836
BMO Mortgage Trust
Series 2024-5C4, Class A3, ARM, 6.526%, 5/15/57  6,350 6,764
BMO Mortgage Trust
Series 2024-C8, Class A1, 5.542%, 3/15/57  1,723 1,738
BPR Trust
Series 2021-TY, Class B, ARM, 1M TSFR + 1.264%, 5.223%,
9/15/38 (1) 6,525 6,509

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM, 1M TSFR + 1.642%, 5.601%,
12/15/39 (1) 3,171 3,173
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM, 1M TSFR + 1.641%, 5.60%,
5/15/41 (1) 4,576 4,579
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM, 1M TSFR + 1.841%, 5.80%,
5/15/41 (1) 4,495 4,498
BX Commercial Mortgage Trust
Series 2024-SLCT, Class B, ARM, 1M TSFR + 1.793%, 5.752%,
1/15/42 (1) 2,275 2,274
BX Commercial Mortgage Trust
Series 2024-SLCT, Class C, ARM, 1M TSFR + 2.392%, 6.351%,
1/15/42 (1) 5,925 5,920
BX Trust
Series 2021-VIEW, Class A, ARM, 1M TSFR + 1.394%, 5.353%,
6/15/36 (1) 3,785 3,780
BX Trust
Series 2025-GW, Class A, ARM, 1M TSFR + 1.60%, 5.559%,
7/15/42 (1) 1,415 1,418
BX Trust
Series 2025-VOLT, Class A, ARM, 1M TSFR + 1.70%, 5.70%,
12/15/44 (1) 5,340 5,337
BX Trust
Series 2025-VOLT, Class B, ARM, 1M TSFR + 2.10%, 6.10%,
12/15/44 (1) 4,015 4,020
CENT
Series 2025-CITY, Class A, ARM, 5.091%, 7/10/40 (1) 5,365 5,460
Commercial Mortgage Trust
Series 2014-CR15, Class B, ARM, 4.016%, 2/10/47  3,198 3,151
DBC Mortgage Trust
Series 2025-DBC, Class A, ARM, 1M TSFR + 1.35%, 5.309%,
11/15/42 (1) 7,165 7,165
Extended Stay America Trust
Series 2025-ESH, Class C, ARM, 1M TSFR + 1.85%, 5.809%,
10/15/42 (1) 2,660 2,668
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM, 1M TSFR + 1.941%, 5.90%,
5/15/37 (1) 5,885 5,887
HYT Commercial Mortgage Trust
Series 2024-RGCY, Class A, ARM, 1M TSFR + 1.841%, 5.80%,
9/15/41 (1) 3,055 3,059
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS, 4.021%, 3/10/50 (1) 4,905 4,766

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM, 1M TSFR + 1.592%, 5.55%,
5/15/41 (1) 6,250 6,228
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM, 1M TSFR + 1.215%, 5.174%,
4/15/38 (1) 8,836 8,833
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-C35, Class A1, 4.609%, 8/15/58  1,224 1,234
NYC Commercial Mortgage Trust
Series 2025-28L, Class B, ARM, 5.007%, 11/5/38 (1) 2,565 2,570
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM, 1M TSFR + 1.064%, 5.023%,
3/15/36 (1) 11,219 10,836
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM, 1M TSFR + 1.214%, 5.173%,
3/15/36 (1) 6,005 5,711
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM, 1M TSFR + 1.741%, 5.70%,
5/15/39 (1) 4,880 4,868
TX Trust
Series 2024-HOU, Class B, ARM, 1M TSFR + 2.091%, 6.05%,
6/15/39 (1) 6,490 6,488
155,264
Home Equity  0.2%
Santander Mortgage Asset Receivable Trust
Series 2025-CES1, Class A1A, STEP, 5.036%, 9/25/55 (1) 6,209 6,207
Towd Point Mortgage Trust
Series 2025-CES4, Class A1A, STEP, 5.091%, 10/25/65 (1) 3,993 4,010
10,217
Residential Mortgage  0.0%
Finance of America HECM Buyout
Series 2024-HB1, Class A1A, ARM, 4.00%, 10/1/34 (1) 448 447
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM, 3.00%, 1/25/58 (1) 160 159
606
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $413,804) 408,879
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  8.1%
U.S. Government Agency Obligations  6.6%
Federal Home Loan Mortgage
3.50%, 3/1/46 - 12/1/47  3,009 2,854
5.50%, 10/1/38  15 16
6.00%, 9/1/34 - 9/1/35  239 250

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
7.00%, 3/1/39  333 348
7.50%, 6/1/38  283 298
Federal Home Loan Mortgage, ARM
1Y CMT + 2.219%, 6.094%, 10/1/33  — —
1Y CMT + 2.347%, 6.332%, 11/1/34  46 48
RFUCCT1Y + 1.625%, 6.292%, 6/1/38  16 17
RFUCCT1Y + 1.625%, 6.477%, 6/1/38  79 81
RFUCCT1Y + 1.625%, 6.625%, 4/1/37  4 4
RFUCCT1Y + 1.726%, 6.355%, 7/1/35  24 24
RFUCCT1Y + 1.733%, 6.358%, 10/1/36  41 42
RFUCCT1Y + 1.733%, 6.733%, 2/1/37  18 19
RFUCCT1Y + 1.77%, 6.616%, 5/1/38  50 51
RFUCCT1Y + 1.775%, 6.688%, 5/1/37  15 15
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  18 18
RFUCCT1Y + 1.911%, 6.538%, 12/1/36  27 28
RFUCCT1Y + 1.934%, 6.933%, 2/1/37  9 10
RFUCCT1Y + 1.961%, 6.836%, 2/1/33  1 —
RFUCCT1Y + 1.975%, 6.85%, 2/1/34  1 1
RFUCCT1Y + 2.032%, 6.604%, 11/1/36  27 28
RFUCCT1Y + 2.069%, 6.988%, 2/1/37  13 13
RFUCCT1Y + 2.083%, 6.957%, 2/1/38  112 116
Federal Home Loan Mortgage, UMBS
2.50%, 1/1/52  7,010 6,054
3.00%, 11/1/34 - 6/1/52  9,427 8,431
4.00%, 12/1/49 - 2/1/50  1,682 1,630
4.50%, 5/1/50 - 2/1/53  20,282 19,960
5.00%, 12/1/41 - 6/1/55  7,527 7,596
5.50%, 8/1/53 - 7/1/55  14,871 15,173
6.00%, 9/1/53 - 8/1/55  46,043 47,333
6.50%, 9/1/54 - 6/1/55  9,002 9,340
Federal Home Loan Mortgage Multifamily Structured PTC, 4.60%,
6/25/30  3,744 3,812
Federal National Mortgage Assn., ARM
ECOFC + 1.254%, 4.334%, 7/1/27  — —
RFUCCT1Y + 1.34%, 6.215%, 12/1/35  19 19
RFUCCT1Y + 1.523%, 6.317%, 7/1/35  16 17
RFUCCT1Y + 1.613%, 6.359%, 12/1/35  40 41
RFUCCT1Y + 1.655%, 6.28%, 8/1/37  7 8
RFUCCT1Y + 1.672%, 6.672%, 2/1/33  2 2
RFUCCT1Y + 1.684%, 6.449%, 7/1/34  2 2
RFUCCT1Y + 1.715%, 6.215%, 10/1/32  11 11
RFUCCT1Y + 1.715%, 6.56%, 12/1/32  17 18
RFUCCT1Y + 1.77%, 6.645%, 12/1/35  7 7

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
RFUCCT1Y + 1.78%, 6.405%, 1/1/34  10 10
RFUCCT1Y + 1.788%, 6.788%, 5/1/38  25 26
RFUCCT1Y + 1.83%, 6.58%, 8/1/38  3 3
RFUCCT1Y + 1.83%, 6.83%, 4/1/38  57 58
RFUCCT1Y + 1.853%, 6.574%, 8/1/38  47 49
RFUCCT1Y + 1.853%, 6.603%, 8/1/38  10 10
RFUCCT1Y + 1.892%, 6.392%, 12/1/35  5 5
RFUCCT1Y + 1.907%, 6.907%, 5/1/38  63 65
RFUCCT6M + 1.372%, 5.984%, 10/1/33  144 147
Federal National Mortgage Assn., CMO, STEP, 5.11%, 1/25/32  — —
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  2,181 1,789
2.50%, 1/1/52 - 1/1/54  10,676 9,148
3.00%, 9/1/28 - 2/1/35  2,915 2,846
3.50%, 12/1/45 - 1/1/52  9,694 9,062
4.00%, 1/1/47 - 9/1/52  21,238 20,376
4.50%, 5/1/41 - 11/1/52  21,054 20,844
5.00%, 6/1/35 - 10/1/55  43,456 43,643
5.50%, 7/1/34 - 10/1/55  60,419 61,626
6.00%, 3/1/34 - 6/1/54  10,917 11,380
6.50%, 7/1/32 - 6/1/55  5,717 5,937
310,759
U.S. Government Obligations  1.5%
Government National Mortgage Assn.
2.00%, 3/20/52  448 373
3.00%, 9/20/47  5,418 4,950
3.50%, 8/20/44 - 7/20/52  11,115 10,325
4.00%, 9/20/45 - 10/20/52  3,950 3,790
5.00%, 12/20/34 - 5/20/48  4,635 4,739
5.50%, 9/15/45 - 2/20/49  1,871 1,946
6.00%, 7/15/36  864 908
Government National Mortgage Assn., TBA (6)
5.00%, 12/20/55  31,780 31,742
5.50%, 12/20/55  12,345 12,467
71,240
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $385,607) 381,999
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  18.0%
U.S. Treasury Obligations  18.0%
U.S. Treasury Inflation-Indexed Notes, 1.625%, 4/15/30  23,508 23,786
U.S. Treasury Notes, 3.50%, 9/30/27  173,635 173,581

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 3.50%, 10/31/27  145,395 145,366
U.S. Treasury Notes, 3.625%, 8/31/27 (7) 300,240 300,744
U.S. Treasury Notes, 3.75%, 4/30/27  30,405 30,481
U.S. Treasury Notes, 3.875%, 5/31/27  21,005 21,103
U.S. Treasury Notes, 3.875%, 7/31/27  58,375 58,687
U.S. Treasury Notes, 3.875%, 7/15/28  100,720 101,684
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $852,842) 855,432
SHORT-TERM INVESTMENTS  4.7%
Commercial Paper  3.0%
4(2)  3.0%(8)
Bacardi-Martini, 4.51%, 12/11/25  5,155 5,147
Conagra Brands, 4.239%, 12/12/25  13,385 13,363
Conagra Brands, 4.316%, 12/15/25  10,285 10,264
Crown Castle, 4.375%, 12/18/25  12,865 12,833
Edison International, 4.316%, 12/1/25  10,155 10,151
Harley-Davidson Financial Services, 4.423%, 1/6/26  13,105 13,045
HCA, 4.254%, 12/11/25  12,885 12,865
HCA, 4.321%, 1/5/26  11,825 11,771
International Flavors & Fragrances, 4.316%, 12/30/25  13,275 13,227
Ovintiv, 4.65%, 12/18/25  11,700 11,670
Southern California Edison, 4.578%, 1/6/26  12,935 12,874
Western Midstream Operating, 4.307%, 12/4/25  9,785 9,778
Western Midstream Operating, 4.336%, 12/8/25  5,645 5,638
142,626
Money Market Funds  1.7%
T. Rowe Price Government Reserve Fund, 4.02% (9)(10) 81,033 81,033
81,033
Total Short-Term Investments
(Cost $223,705) 223,659

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL  0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.7%
Money Market Funds 0.7%
T. Rowe Price Treasury Reserve Fund, 3.99% (9)(10) 34,145 34,145
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 34,145
Total Securities Lending Collateral
(Cost $34,145) 34,145
Total Investments in Securities
101.4% of Net Assets
(Cost $4,795,935) $ 4,814,218
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,814,973 and represents 38.2% of net assets.
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $12,986 and represents 0.3% of net assets.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5) See Note 4 . All or a portion of this security is on loan at November 30, 2025.
(6) See Note Footnote 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $44,209 and represents 0.9% of net assets.
(7) At November 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
(8) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $142,626 and represents 3.0% of net assets.
(9) Seven-day yield
(10) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
ECOFC Enterprise 11th District COFI Replacement Index
FRN Floating Rate Note
PTC Pass-Through Certificate
RFUCCT6M Six month FTSE USD IBOR Consumer Cash Fallback
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SOFR90A 90-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,689 U.S. Treasury Notes five year
contracts 3/26 (185,394) $ (108)
Short, 1,088 U.S. Treasury Notes ten year
contracts 3/26 (123,318) (27)
Long, 6,719 U.S. Treasury Notes two year
contracts 3/26 1,403,326 (354)
Short, 333 Ultra U.S. Treasury Bonds contracts 3/26 (40,272) (260)
Short, 432 Ultra U.S. Treasury Notes ten year
contracts 3/26 (50,200) (169)
Net payments (receipts) of variation margin to date 1,210
Variation margin receivable (payable) on open futures contracts $ 292

T. ROWE PRICE Short-Term Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.02% $ — $ — $ 1,636++
T. Rowe Price Treasury Reserve Fund, 3.99% — — —++
Totals $ —# $ — $ 1,636+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
11/30/25
T. Rowe Price Government
Reserve Fund, 4.02% $ 92,075  ¤  ¤ $ 81,033
T. Rowe Price Treasury
Reserve Fund, 3.99% —  ¤  ¤ 34,145
Total $ 115,178^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $1,636 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $115,178.

T. ROWE PRICE Short-Term Bond Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $4,795,935) $ 4,814,218
Interest receivable 34,130
Receivable for investment securities sold 2,513
Receivable for shares sold 1,578
Variation margin receivable on futures contracts 292
Foreign currency (cost $1) 1
Other assets 83
Total assets 4,852,815
Liabilities
Payable for investment securities purchased 65,910
Obligation to return securities lending collateral 34,145
Payable for shares redeemed 2,928
Investment management fees payable 1,137
Due to affiliates 105
Payable to directors 2
Other liabilities 1,965
Total liabilities 106,192
NET ASSETS $ 4,746,623

T. ROWE PRICE Short-Term Bond Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (184,070)
Paid-in capital applicable to 1,019,912,724 shares of $0.01
par value capital stock outstanding; 6,000,000,000 shares
authorized 4,930,693
NET ASSETS $ 4,746,623
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,289,622; Shares outstanding:
277,272,204) $ 4.65
Advisor Class
(Net assets: $5,495; Shares outstanding: 1,179,340) $ 4.66
I Class
(Net assets: $3,327,741; Shares outstanding:
714,850,972) $ 4.66
Z Class
(Net assets: $123,765; Shares outstanding: 26,610,208) $ 4.65

T. ROWE PRICE Short-Term Bond Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
11/30/25
Investment Income (Loss)
Income
.
  Interest $ 109,068
Dividend 1,636
Securities lending 35
Other 2
Total income 110,741
Expenses
Investment management 6,850
Shareholder servicing
Investor Class $ 1,106
Advisor Class 7
I Class 385 1,498
Rule 12b-1 fees
Advisor Class 7
Prospectus and shareholder reports
Investor Class 25
Advisor Class 1
I Class 15 41
Custody and accounting 169
Registration 51
Legal and audit 31
Directors 7
Miscellaneous 22
Waived / paid by Price Associates (196)
Total expenses 8,480
Net investment income 102,261

T. ROWE PRICE Short-Term Bond Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 6,368
Futures (5,760)
Swaps (469)
Options written (17)
Net realized gain 122
Change in net unrealized gain / loss
Securities 29,953
Futures 259
Options written 212
Change in net unrealized gain / loss 30,424
Net realized and unrealized gain / loss 30,546
INCREASE IN NET ASSETS FROM OPERATIONS $ 132,807

T. ROWE PRICE Short-Term Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 102,261 $ 201,211
Net realized gain 122 5,295
Change in net unrealized gain / loss 30,424 72,054
Increase in net assets from operations 132,807 278,560
Distributions to shareholders
Net earnings
Investor Class (27,332) (54,987)
Advisor Class (113) (258)
I Class (71,187) (132,688)
Z Class (3,033) (13,196)
Decrease in net assets from distributions (101,665) (201,129)
Capital share transactions
*
Shares sold
Investor Class 115,889 236,391
Advisor Class 397 1,005
I Class 400,264 1,187,485
Z Class – 8,740
Distributions reinvested
Investor Class 21,531 43,409
Advisor Class 109 251
I Class 65,745 121,887
Z Class 3,012 13,137
Shares redeemed
Investor Class (140,123) (346,575)
Advisor Class (1,268) (2,102)
I Class (385,810) (1,174,899)
Z Class (42,013) (175,337)
Increase (decrease) in net assets from capital
share transactions 37,733 (86,608)

T. ROWE PRICE Short-Term Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Net Assets
Increase (decrease) during period 68,875 (9,177)
Beginning of period 4,677,748 4,686,925
End of period $ 4,746,623 $ 4,677,748
*Share information (000s)
Shares sold
Investor Class 24,961 51,316
Advisor Class 85 218
I Class 86,115 257,852
Z Class – 1,896
Distributions reinvested
Investor Class 4,637 9,422
Advisor Class 23 54
I Class 14,150 26,424
Z Class 648 2,852
Shares redeemed
Investor Class (30,189) (75,266)
Advisor Class (272) (455)
I Class (83,070) (255,200)
Z Class (9,077) (38,005)
Increase (decrease) in shares outstanding 8,011 (18,892)

T. ROWE PRICE Short-Term Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Short-Term
Bond Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund has four classes of shares: the Short-Term Bond Fund, Inc. (Investor Class), the Short-Term Bond Fund–Advisor Class (Advisor Class), the Short-Term
Bond Fund–I Class (I Class) and the Short-Term Bond Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported

T. ROWE PRICE Short-Term Bond Fund

on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as

T. ROWE PRICE Short-Term Bond Fund

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Short-Term Bond Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies

T. ROWE PRICE Short-Term Bond Fund

for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,231,919 $ — $ 3,231,919
Asset-Backed Securities — 907,889 7,727 915,616
Non-U.S. Government
Mortgage-Backed Securities — 403,620 5,259 408,879
Short-Term Investments 81,033 142,626 — 223,659
Securities Lending Collateral 34,145 — — 34,145
Total $ 115,178 $ 4,686,054 $ 12,986 $ 4,814,218
Liabilities
Futures Contracts* $ 918 $ — $ — $ 918

T. ROWE PRICE Short-Term Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short-Term Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
*
Liabilities
Interest rate derivatives Futures $ 918
Total $ 918
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (123) $ — $ (5,760) $ — $ (5,883)
Credit derivatives (654) (17) — (469) (1,140)
Total $ (777) $ (17) $ (5,760) $ (469) $ (7,023)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ — $ 259 $ — $ 259
Credit derivatives 405 212 — — 617
Total $ 405 $ 212 $ 259 $ — $ 876
^ Options purchased are reported as securities.

T. ROWE PRICE Short-Term Bond Fund

in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of November 30, 2025, securities valued at $8,067,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During

T. ROWE PRICE Short-Term Bond Fund

the six months ended November 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 34% and
36% of net assets.
Options   The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income;
as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in
Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 13% of net assets.

T. ROWE PRICE Short-Term Bond Fund

Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative

T. ROWE PRICE Short-Term Bond Fund

weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by

T. ROWE PRICE Short-Term Bond Fund

government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2025, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S.
government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral

T. ROWE PRICE Short-Term Bond Fund

required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2025, the value of loaned securities was
$40,007,000; the aggregate value of collateral was $41,665,000 and consisted of cash collateral and related investments of $34,145,000 and U.S. government securities of $7,520,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $916,009,000 and $1,039,928,000, respectively, for the six months ended November 30, 2025. Purchases and sales of U.S. government securities aggregated $1,307,973,000 and $1,277,361,000, respectively, for the six months ended November 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE Short-Term Bond Fund

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2025, the fund had
$195,761,000 of available capital loss carryforwards.
At November 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $4,795,965,000. Net unrealized gain aggregated $17,335,000 at period-end, of which $35,593,000 related to appreciated investments and $18,258,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.01%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)

T. ROWE PRICE Short-Term Bond Fund

the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended November 30, 2025 as indicated in the table below. At November 30, 2025, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE Short-Term Bond Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended November 30, 2025, expenses incurred pursuant to these service agreements were $61,000 for Price Associates; $744,000 for T. Rowe Price
Services, Inc.; and $35,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended November 30, 2025, the fund was charged $213,000 for shareholder servicing costs related to the college savings plans, of which $29,000 was for services provided by Price. All amounts
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.65% 0.90% 0.05% 0.00%
Expense limitation date 07/31/27 07/31/27 07/31/27 N/A
(Waived)/repaid during the
period ($000s) $— $— $— $(196)

T. ROWE PRICE Short-Term Bond Fund

due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
November 30, 2025, approximately 36% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At November 30, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of November 30, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 51,825,393 shares of the Investor Class, representing 19%
of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.

T. ROWE PRICE Short-Term Bond Fund

NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F55-051 1/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 16, 2026